SCHEDULE OF BASIC AND DILUTED NET INCOME LOSS PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income from continuing operations attributable to SYLA Technologies Co., Ltd.’s shareholders	¥ 1,114,836	¥ 688,174	¥ 306,432
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.’s shareholders		(6,742)	88,523
Net income attributable to SYLA Technologies Co., Ltd.’s shareholders	¥ 1,114,836	¥ 681,432	¥ 394,955
Denominator:
Weighted average number of common shares outstanding used in calculating basic net income per share	264,182	255,028	239,353
Dilutive effect of stock options	39,649	49,021	44,001
Weighted average number of common shares outstanding used in calculating diluted net income per share	303,831	304,049	283,354
Net income from continuing operations per share
Net income per share – basic	¥ 4,219.96	¥ 2,698.42	¥ 1,280.25
Net income per share – diluted	3,669.26	2,263.36	1,081.45
Net income (loss) per share – basic		(26.44)	369.84
Net income (loss) per share – diluted		(22.17)	312.41
Net income per share – basic	4,219.96	2,671.99	1,650.09
Net income per share – diluted	¥ 3,669.26	¥ 2,241.19	¥ 1,393.86